UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2015 (Unaudited)

Advantus Dynamic Managed Volatility Fund

	Shares	Value
EXCHANGE TRADED FUND - 48.1%
iShares Core S&P 500 Fund (a)(b)
(Cost $11,486,562)	59,876	$12,566,176

CORPORATE BONDS - 26.3%
Airlines - 0.9%
British Airways
Series 2013-1	Par
4.625%, 06/20/2024 (c)(d)	$236,689	248,228
Banks - 1.0%
JPMorgan Chase
4.500%, 01/24/2022	250,000	271,433
Consumer Discretionary - 1.1%
CBS
3.500%, 01/15/2025	300,000	290,505
Consumer Staples - 1.1%
CVS Caremark
6.943%, 01/10/2030	239,812	278,451
Diversified Financial Services - 1.8%
First American Financial
4.600%, 11/15/2024	200,000	203,821
Invesco Finance
3.750%, 01/15/2026 (d)	250,000	253,747
		457,568
Energy - 3.0%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	290,734
Phillips 66
4.650%, 11/15/2034	200,000	198,657
Valero Energy
3.650%, 03/15/2025	300,000	292,609
		782,000
Health Care - 1.1%
St. Jude Medical
4.750%, 04/15/2043	300,000	291,497
Industrial - 1.9%
Stanley Black & Decker
2.451%, 11/17/2018	200,000	200,941
Valspar
3.950%, 01/15/2026	300,000	301,511
		502,452
Information Technology - 1.1%
Hewlett Packard Enterprise
4.900%, 10/15/2025 (c)	100,000	98,886
Juniper Networks
4.500%, 03/15/2024	200,000	199,580
		298,466

Insurance - 4.5%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	247,197
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	208,162
Horace Mann Educators
4.500%, 12/01/2025	250,000	252,949
Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	255,900
Old Republic International
4.875%, 10/01/2024	200,000	208,228
		1,172,436
Pharmaceuticals - 1.3%
Amgen
5.700%, 02/01/2019	300,000	332,793
Real Estate Investment Trust - 3.8%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	200,997
Essex Portfolio
3.500%, 04/01/2025	300,000	291,983
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	250,468
Kimco Realty
3.400%, 11/01/2022	250,000	248,974
		992,422
Telecommunications - 2.1%
AT&T
4.500%, 05/15/2035	300,000	282,434
Comcast
4.650%, 07/15/2042	250,000	261,076
		543,510
Transportation - 1.6%
Kansas City Southern Railway
4.300%, 05/15/2043	250,000	226,498
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)(e)	200,000	199,370
		425,868
Total Corporate Bonds
(Cost $6,920,396)		6,887,629

U.S. GOVERNMENT SECURITIES - 16.7%
U.S. Treasury Bonds - 16.7%
0.625%, 09/30/2017 (f)	4,000,000	3,980,392
1.375%, 09/30/2020 (f)	400,000	394,766
Total U.S. Government Securities
(Cost $4,396,000)		4,375,158

PURCHASED CALL OPTION - 0.1%
E-mini S&P 500 Index
Expiration: December 2015, Exercise Price: $2,050.00	Contracts
(Cost $17,125)	12	28,050

SHORT-TERM INVESTMENT - 8.7%
First American Government Obligations Fund, Class Z, 0.01% (g)	Shares
(Cost $2,272,434)	2,272,434	2,272,434

Total Investments - 99.9%
(Cost $25,092,517)		26,129,447
Other Assets and Liabilities, Net - 0.1%		26,572
Total Net Assets - 100.0%		$26,156,019

(a)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities are determined to be liquid by the Advisor unless identified by footnote (e).  As of November 30, 2015, the fair market value of these investments were $1,093,118, or 4.2% of total net assets.

(d)	The Portfolio had $749,172 or 2.9% of net assets in foreign securities at November 30, 2015.
(e)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy.

Security	Par/Shares	Dates Acquired	Cost Basis
Penske Truck Leasing / PTL Finance	$200,000	11/2015	$199,086

(f)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g)	The rate shown is the annualized seven day effective yield as of November 30, 2015.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
CME S&P 500 Index	9	$4,702,275	December 2015	$12,219
E-mini S&P 500 Index	5	522,475	December 2015	13,874
				26,093

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:
	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$12,566,176	$-	$-	$12,566,176
Corporate Bonds	-	6,887,629	-	6,887,629
U.S. Government Securities	-	4,375,158	-	4,375,158
Purchased Call Option	28,050	-	-	28,050
Short-Term Investment	2,272,434	-	-	2,272,434
Total Investments in securities	$14,866,660	$11,262,787	$-	$26,129,447

As of November 30, 2015, the Fund's investments in other financial instruments* were classified as follows:Long Futures Contracts	$26,093	$-	$-	$26,093

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2015, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2015 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$26,093	Net Assets - unrealized depreciation on futures contracts	$-
Total		$26,093		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments November 30, 2015 (Unaudited)

Advantus Managed Volatility Equity Fund

	Shares	Value
EXCHANGE TRADED FUNDS - 82.0%
iShares Core High Dividend Fund	42,128	$3,133,059
iShares MSCI EAFE Minimum Volatility Fund	66,230	4,318,196
iShares MSCI Emerging Markets Minimum Volatility Fund	20,375	1,024,863
iShares MSCI Germany Fund	26,231	714,795
iShares MSCI USA Minimum Volatility Fund (a)(b)	133,058	5,571,138
Total Exchange Traded Funds
(Cost $14,010,874)		14,762,051

SHORT-TERM INVESTMENT - 16.9%
First American Government Obligations Fund, Class Z, 0.01% (c)
(Cost $3,045,002)	3,045,002	3,045,002

Total Investments - 98.9%
(Cost $17,055,876)		17,807,053
Other Assets and Liabilities, Net - 1.1%		193,194
Total Net Assets - 100.0%		$18,000,247

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(c)	The rate shown is the annualized seven day effective yield as of November 30, 2015.

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation
E-mini S&P 500 Index	(13)	$(1,351,870)	December 2015	$2,695

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,762,051	$-	$-	$14,762,051
Short-Term Investment	3,045,002	-	-	3,045,002
Total Investments in securities	$17,807,053	$-	$-	$17,807,053

As of November 30, 2015, the Fund's investments in other financial instruments* were classified as follows: Short Futures Contracts	$2,695	$-	$-	$2,695

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2015, the Fund did not hold any Level 3 securities.

Schedule of Investments November 30, 2015 (Unaudited)

Advantus Short Duration Bond Fund

	Par	Fair Value
CORPORATE BONDS - 51.4%
Airlines - 7.5%
Continental Airlines
Series B
6.000%, 07/12/2020	$239,727	$251,413
Delta Airlines
Series B
6.875%, 11/07/2020 (a)	280,382	301,762
Series 101B
6.375%, 07/02/2017 (a)(d)	400,000	402,000
Northwest Airlines
Series 02-1
6.264%, 05/20/2023	132,449	138,324
UAL
Series 09-1
10.400%, 05/01/2018	367,511	392,079
Series 09-2
9.750%, 01/15/2017	394,370	418,524
		1,904,102
Automotive - 7.3%
Dana Holding
6.750%, 02/15/2021	500,000	518,125
Ford Motor Credit
1.461%, 03/27/2017	250,000	248,030
General Motors Financial
4.750%, 08/15/2017	400,000	415,167
Hyundai Capital America
2.400%, 10/30/2018 (a)	150,000	149,725
Tenneco
6.875%, 12/15/2020	500,000	520,000
		1,851,047
Banks - 11.3%
Astoria Financial
5.000%, 06/19/2017	500,000	519,774
Bank of America
Series BKNT
5.300%, 03/15/2017	250,000	261,411
Capital One
Series BKNT
1.014%, 02/05/2018 (b)	250,000	249,049
Citigroup
1.800%, 02/05/2018	250,000	250,019
Credit Suisse New York
1.750%, 01/29/2018 (c)	250,000	249,844
Huntington National Bank
2.200%, 11/06/2018	250,000	250,199
KeyBank National Association
0.934%, 06/01/2018 (b)	250,000	249,662
Lloyds Bank
0.856%, 03/16/2018 (b)(c)	250,000	249,120
Santander Bank
2.000%, 01/12/2018	350,000	349,004
The Goldman Sachs Group
1.048%, 05/22/2017 (b)	250,000	249,940
		2,878,022

Diversified Financial Services - 3.9%
Ally Financial
3.250%, 02/13/2018	250,000	250,000
Morgan Stanley
Series MTN
2.200%, 12/07/2018	250,000	251,817
NYSE Euronext Holdings
2.000%, 10/05/2017	250,000	251,671
UBS AG of Stamford, Connecticut
0.974%, 06/01/2017 (b)(c)	250,000	249,834
		1,003,322
Energy - 8.4%
Chesapeake Energy
3.571%, 04/15/2019 (b)	300,000	135,000
Chesapeake Midstream Partners
6.125%, 07/15/2022	250,000	249,705
Enterprise Products Operating
7.034%, 01/15/2068 (b)	400,000	421,500
Noble Holding International
4.000%, 03/16/2018 (c)	150,000	141,742
NuStar Logistics
8.150%, 04/15/2018	400,000	426,000
Regency Energy Partners
6.500%, 07/15/2021	500,000	517,500
TransCanada
1.875%, 01/12/2018 (c)	250,000	250,260
		2,141,707
Insurance - 2.7%
Symetra Financial
6.125%, 04/01/2016 (a)(d)	655,000	664,004
Real Estate Investment Trusts - 2.6%
Select Income REIT
2.850%, 02/01/2018	180,000	180,218
VEREIT Operating Partnership
2.000%, 02/06/2017	500,000	495,000
		675,218
Retail - 1.0%
Dollar General
4.125%, 07/15/2017	250,000	258,126
Utilities - 6.7%
Eversource Energy
1.600%, 01/15/2018	250,000	247,851
NextEra Energy Capital Holding
1.586%, 06/01/2017	300,000	299,405
San Diego Gas & Electric
Series PPP
1.914%, 02/01/2022	464,286	453,341
Southern California Edison
1.845%, 02/01/2022	464,286	461,219
TECO Finance
0.920%, 04/10/2018 (b)	250,000	248,490
		1,710,306
Total Corporate Bonds
(Cost $13,309,808)		13,085,854

ASSET BACKED SECURITIES - 27.3%
Automotive - 17.0%
Bank of America Auto Trust
Series 2012-1, Class D
2.990%, 03/15/2019	490,000	491,861
Carmax Auto Owner Trust
Series 2013-4, Class B
1.710%, 07/15/2019	320,000	319,616

Series 2014-1, Class D
2.430%, 08/17/2020	340,000	337,301
Series 2014-3, Class C
2.290%, 06/15/2020	230,000	231,092
Ford Credit Auto Owner Trust
Series 2013-C, Class D
2.500%, 01/15/2020	550,000	557,171
Series 2013-D, Class A4
1.110%, 02/15/2019	100,000	99,949
Huntington Auto Trust
Series 2012-1, Class B
1.710%, 08/15/2017	180,000	180,167
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.610%, 05/15/2018	101,000	101,524
Series 2013-A, Class B
1.130%, 09/17/2018	210,000	209,502
Series 2013-B, Class C
1.710%, 02/15/2019	108,000	108,442
Series 2013-B, Class D
2.480%, 09/16/2019	100,000	101,515
Series 2013-C, Class B
2.100%, 03/15/2019	410,000	414,315
Susquehanna Auto Receivables Trust
Series 2014-1A, Class B
2.090%, 12/15/2021 (a)	235,000	235,167
USAA Auto Owner Trust
Series 2014-1, Class B
1.340%, 08/17/2020	500,000	499,402
Volvo Financial Equipment
Series 2013-1A, Class C
1.620%, 08/17/2020 (a)(d)	200,000	200,461
World Omni Auto Receivable Trust
Series 2012-B, Class B
1.060%, 09/16/2019	90,000	89,767
Series 2013-B, Class B
1.720%, 08/17/2020	145,000	144,880
		4,322,132
Credit Cards - 0.4%
Chase Issuance Trust
Series 2014-A7, Class A
1.380%, 11/15/2019	100,000	100,039
Industrial - 5.8%
CNH Equipment Trust
Series 2014-B, Class B
1.930%, 11/15/2021	430,000	428,435
GE Equipment Transportation
Series 2013-1, Class C
1.540%, 03/24/2021	200,000	199,994
Series 2012-2, Class C
1.310%, 09/24/2020	100,000	100,282
Series 2013-2, Class B
1.820%, 10/25/2021	500,000	505,165
Longtrain Leasing III
Series 2015-1A, Class A1
2.980%, 01/15/2045 (a)(d)	246,760	248,105
		1,481,981
Manufactured Housing - 1.3%
Credit Suisse First Boston
Series 2002-MH3, Class A
6.700%, 12/25/2031	307,042	323,125

Student Loans - 2.8%
Social Professional Loan Program
Series 2014-B, Class A1
1.447%, 08/25/2032 (a)(b)(d)	232,501	231,178
Series 2014-B, Class A2
2.550%, 08/27/2029 (a)(d)	68,958	68,952
Series 2015-A, Class A1
1.397%, 03/25/2033 (a)(b)(d)	407,478	405,172
		705,302
Total Asset Backed Securities
(Cost $6,930,531)		6,932,579

MORTGAGE BACKED SECURITIES - 12.0%
Commercial - 10.0%
CD Commercial Mortgage Trust
Series 2007-CD4, Class WFC3
5.883%, 12/11/2049 (a)(b)	600,000	620,061
COMM Mortgage Trust
Series 2012-9W57, Class A
2.365%, 02/10/2029 (a)	500,000	504,879
Credit Suisse Mortgage Trust
Series 2014-ICE, Class B
1.397%, 04/15/2027 (a)(b)	500,000	498,537
Series 2014-ICE, Class C
1.747%, 04/15/2027 (a)(b)	500,000	498,514
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.347%, 08/14/2031 (a)(b)	433,927	433,119
		2,555,110
U.S. Government Agency - 2.0%
Federal Home Loan Mortgage Corporation
Series 14-HQ2, Class M2
2.421%, 09/25/2024 (b)	500,000	497,425
Total Mortgage Backed Securities
(Cost $3,064,734)		3,052,535

U.S. GOVERNMENT SECURITIES - 4.3%
U.S. Treasury Bonds - 4.3%
0.500%, 06/30/2016 (e)	100,000	100,025
0.750%, 03/15/2017	300,000	299,900
0.625%, 09/30/2017	450,000	447,795
0.875%, 01/15/2018	250,000	249,297
Total U.S. Government Securities
(Cost $1,101,056)		1,097,017

	Shares
PREFERRED STOCK - 2.0%
Technology - 2.0%
Pitney Bowes International Holdings, Series F, 6.125% (a)(d)
(Cost $531,250)	500	518,281

SHORT-TERM INVESTMENT - 2.3%
First American Government Obligations, Class Z, 0.01% (f)
(Cost $573,547)	573,547	573,547

Total Investments - 99.3%
(Cost $25,510,926)		25,259,813
Other Assets and Liabilities, Net - 0.7%		177,008
Total Net Assets - 100.0%		$25,436,821

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
These securities are determined to be liquid by the Adviser unless identified by footnote (d). As of November 30, 2015, the market value of these investments were $5,979,917, or 23.5% of total net assets.

(b)	Variable rate security - The rate shown is the rate in effect as of November 30, 2015.
(c)	The Portfolio had $1,140,800 or 4.5% of net assets in foreign securities at November 30, 2015.
(d)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of November 30, 2015, the market value of these investments was $2,738,153, or 10.8% of total net assets.

	Security	Par/Shares	Dates Acquired	Cost Basis
	Delta Airlines	$400,000	6/2015	$407,656
	Series 101B
	Longtrain Leasing III	246,760	1/2015	246,745
	Series 2015-1A, Class A1
	Pitney Bowes International Holdings	500	2/2015	531,250
	Series F
	Social Professional Loan Program	$232,501	1/2015	232,966
	Series 2014-B, Class A1
	Social Professional Loan Program	68,958	4/2015	69,576
	Series 2014-B, Class A2
	Social Professional Loan Program	407,478	1/2015	404,478
	Series 2015-A, Class A1
	Symetra Financial	655,000	1/2015	664,350
	Volvo Financial Equipment	200,000	1/2015	200,552
	Series 2013-1A, Class C

(e)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(f)	The rate shown is the annualized seven day effective yield as of November 30, 2015.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Depreciation
U.S. Treasury 2 Year Note Futures	24	$5,221,125	March 2016	$(71)
U.S. Treasury 5 Year Note Futures	(9)	(1,068,117)	March 2016	(800)
				$(871)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,085,854	$-	$13,085,854
Asset Backed Securities	-	6,932,579	-	6,932,579
Mortgage Backed Securities	-	3,052,535	-	3,052,535
U.S. Government Securities	-	1,097,017	-	1,097,017
Short-Term Investment	573,547	-	-	573,547
Preferred Stock	-	518,281	-	518,281
Total Investments in securities	$573,547	$24,686,266	$-	$25,259,813

As of November 30, 2015, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$(71)	$-	$-	$(71)
Short Futures Contracts	(800)	-	-	(800)
Total	$(871)	$-	$-	$(871)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2015, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2015 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$-	Net Assets - unrealized depreciation on futures contracts	$(871)
Total		$-		$(871)
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments November 30, 2015 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Fair Value
REIT COMMON STOCKS - 51.2%
Apartments - 5.0%
Camden Property Trust	6,100	$465,918
Education Realty Trust	19,609	722,592
Mid-America Apartment Communities	17,100	1,514,376
Post Properties	700	41,272
Sun Communities	13,009	869,652
UDR	6,300	232,533
		3,846,343
Diversified - 0.5%
Investors Real Estate Trust	48,400	395,428
Health Care - 10.0%
Healthcare Trust of America, Class A	9,200	240,212
LTC Properties	34,600	1,474,998
National Health Investors	15,281	922,820
OMEGA Healthcare Investors	49,259	1,696,480
Physicians Realty Trust	86,615	1,386,706
Ventas	12,900	688,086
Welltower	21,100	1,333,309
		7,742,611
Hotels - 5.0%
Chatham Lodging Trust	23,449	534,403
Chesapeake Lodging Trust	30,791	836,283
Hersha Hospitality Trust	21,400	505,254
Hospitality Properties Trust	31,100	863,647
Host Hotels & Resorts	41,100	682,260
LaSalle Hotel Properties	4,800	135,408
Pebblebrook Hotel Trust	9,300	296,205
		3,853,460
Industrial - 5.7%
Duke Realty	5,700	115,995
EastGroup Properties	15,500	902,255
Prologis	29,800	1,273,950
STAG Industrial	105,600	2,154,240
		4,446,440

Mortgage - 4.3%
Blackstone Mortgage Trust, Class A	25,500	736,950
Colony Financial	76,549	1,566,193
Starwood Property Trust	41,800	849,794
Two Harbors Investment	16,900	143,650
		3,296,587
Net Lease - 8.4%
Agree Realty	37,804	1,267,946
EPR Properties	43,015	2,410,560
Select Income REIT	58,240	1,196,250
STORE Capital	71,500	1,627,340
		6,502,096
Office - 3.2%
Brandywine Realty Trust	47,600	654,976
Highwoods Properties	14,700	640,332
Liberty Property Trust	23,000	779,700
Parkway Properties	22,600	386,008
		2,461,016

Other - 2.5%
Digital Realty Trust	3,600	259,596
DuPont Fabros Technology	23,784	785,823

Sovran Self Storage	9,000	904,410
		1,949,829

Retail - 6.6%
Brixmor Property Group	23,900	600,129
Kimco Realty	29,200	761,828
Ramco-Gershenson Properties Trust	36,700	619,129
Retail Opportunity Investments	37,300	682,217
Simon Property Group	6,700	1,247,808
Weingarten Realty Investors	21,321	745,382
WP GLIMCHER	43,700	461,035
		5,117,528
Total REIT Common Stocks
(Cost $36,695,298)		39,611,338

OTHER COMMON STOCKS - 17.6%
Energy - 1.5%
ConocoPhillips	9,242	499,530
Kinder Morgan	17,397	410,047
Vanguard Natural Resources	37,300	212,983
		1,122,560

Infrastructure - 6.0%
Brookfield Infrastructure Partners (b)	23,500	976,190
Fortress Transportation and Infrastructure Investors	34,700	399,050
Macquarie Infrastructure Company	43,900	3,293,817
		4,669,057

Real Estate Operating Company - 0.3%
Brookfield Property Partners (b)	9,300	207,576

Telecommunications - 0.7%
Frontier Communications	109,200	544,908
Utilities - 9.1%
American Electric Power Company	20,110	1,126,361
Dominion Resources	18,670	1,257,798
Duke Energy	17,100	1,158,696
Exelon	20,000	546,200
Pattern Energy Group	21,435	383,901
Pinnacle West Capital	10,042	636,261
PPL	46,118	1,569,857
Talen Energy (a)	18,948	147,605
TECO Energy	8,000	210,560
		7,037,239
Total Other Common Stocks
(Cost $13,505,031)		13,581,340

REIT PREFERRED STOCKS - 12.4%
Energy - 0.6%
Kinder Morgan, Series A, 9.750%	10,500	460,950
Hotels - 1.7%
LaSalle Hotel Properties, Series I, 6.375%	30,300	759,924
Pebblebrook Hotel Trust, Series A, 7.875%	4,976	128,082
Summit Hotel Properties, Series C, 7.125%	15,900	410,220
		1,298,226
Manufactured Homes - 0.5%
Equity LifeStyle Properties, Series C, 6.750%	16,500	431,145

Office - 2.0%
Kilroy Realty, Series H, 6.375%	15,600	399,360
PS Business Parks, Series S, 6.450%	25,100	659,879
PS Business Parks, Series U, 5.750%	18,300	457,683
		1,516,922

Other - 0.7%
Digital Realty Trust, Series E, 7.000%	16,100	418,117
Digital Realty Trust, Series I, 6.350%	6,700	170,247
		588,364

Retail - 6.9%
CBL & Associates Properties, Series E, 6.625%	34,400	875,136
Colony Capital, 7.125%	35,700	801,465
DDR, Series J, 6.500%	26,500	692,975
Kimco Realty, Series K, 5.625%	15,700	401,763
National Retail Properties, Series D, 6.625%	16,300	426,734
National Retail Properties, Series E, 5.700%	35,500	891,760
Saul Centers, Series C, 6.875%	14,600	372,300
Taubman Centers, Series J, 6.500%	20,400	522,240
Urstadt Biddle Properties, Series F, 7.125%	8,744	227,563
Urstadt Biddle Properties, Series G, 6.750%	4,100	106,231
		5,318,167
Total REIT Preferred Stocks
(Cost $9,395,073)		9,613,774

MASTER LIMITED PARTNERSHIPS - 7.9%
Energy - 7.9%
Energy Transfer Equity	14,200	268,948
Energy Transfer Partners	19,604	749,069
Enterprise Products Partners	66,984	1,700,724
Equity Midstream Partners	9,200	622,380
Magellan Midstream Partners	13,500	844,155
Plains All American Pipeline	31,268	774,821
Spectra Energy Partners	11,800	499,966
Sprague Resources	16,347	376,144
Williams Partners	9,000	246,780

Total Master Limited Partnerships
(Cost $7,203,664)		6,082,987
	Par
U.S. GOVERNMENT SECURITIES - 7.3%
U.S. Treasury Bonds - 7.3%
0.125%, 04/15/2018 (c)	$514,675	514,815
1.250%, 07/15/2020 (c)	545,530	571,088
1.125%, 01/15/2021 (c)	543,870	565,100
0.625%, 07/15/2021 (c)	527,865	536,031
0.125%, 07/15/2022 (c)	517,355	506,189
0.125%, 01/15/2023 (c)	412,344	399,096
0.375%, 07/15/2023 (c)	511,230	504,547
2.375%, 01/15/2025 (c)	631,165	726,550
3.875%, 04/15/2029 (c)	723,705	1,001,234
2.125%, 02/15/2040 (c)	275,223	330,844

Total U.S. Government Securities
(Cost $5,958,202)		5,655,494

CORPORATE BONDS - 1.9%
Consumer Discretionary - 0.7%
DIRECTV Holdings
4.450%, 04/01/2024	500,000	519,197
Energy - 1.2%
Enlink Midstream Partners
4.400%, 04/01/2024	500,000	459,151
Weatherford Bermuda
5.125%, 09/15/2020 (b)	600,000	510,000
		969,151
Total Corporate Bonds
(Cost $1,650,445)		1,488,348

	Shares
CLOSED-END FUND - 0.4%
Blackrock Floating Rate Income Strategies Fund	22,422	287,898
(Cost $292,632)

EXCHANGE TRADED FUND - 0.2%
PowerShares DB Commodity Index Tracking Fund (a)	11,200	158,928
(Cost $268,913)

SHORT-TERM INVESTMENT - 1.4%
First American Government Obligations Fund, Class Z, 0.01% (d)	1,120,866	1,120,866
(Cost $1,120,866)

Total Investments - 100.3%
(Cost $76,090,124)		77,600,973
Other Assets and Liabilities, Net - (0.3)%		(225,065)
Total Net Assets - 100.0%		$77,375,908

(a)	Non-income producing security.
(b)	The Portfolio had $1,693,766 or 2.2% of net assets in foreign securities at November 30, 2015.
(c)	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(d)	The rate shown is the annualized seven day effective yield as of November 30, 2015.

REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$39,611,338	$-	$-	$39,611,338
Other Common Stocks	13,581,340	-	-	13,581,340
REIT Preferred Stocks	8,720,753	893,021	-	9,613,774
Master Limited Partnerships	6,082,987	-	-	6,082,987
U.S. Government Securities	-	5,655,494	-	5,655,494
Corporate Bonds	-	1,488,348	-	1,488,348
Closed-End Fund	287,898	-	-	287,898
Exchange Traded Fund	158,928	-	-	158,928
Short-Term Investment	1,120,866	-	-	1,120,866
Total Investments	$69,564,110	$8,036,863	$-	$77,600,973

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows:

	Advantus Dynamic Managed Volatility Fund	Advantus Managed Volatility Equity Fund	Advantus Short Duration Bond Fund*	Advantus Strategic Dividend Income Fund*
Cost of investments	$25,092,517	$17,055,876	$25,510,926	$76,090,124

Gross unrealized appreciation	1,108,880	775,233	33,946	5,890,166

Gross unrealized depreciation	(71,950)	(24,056)	(285,059)	(4,379,317)
Net unrealized appreciation (depreciation)	$1,036,930	$751,177	$(251,113)	$1,510,849

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   January 25, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   January 25, 2016